Supplement to the currently effective STATEMENTs OF ADDITIONAL INFORMATION

Xtrackers California Municipal Bond ETF (CA)

Xtrackers Municipal Infrastructure Revenue Bond ETF (RVNU)

The following information replaces the existing tables for Xtrackers California Municipal Bond ETF and Xtrackers Municipal Infrastructure Revenue Bond ETF in “Part I: Appendix I-D – Portfolio Management” of the funds’ Statements of Additional Information. The information is provided as of fiscal year end of the fund.

Fund Ownership of Portfolio Managers

Xtrackers California Municipal Bond ETF

Name of Portfolio Manager	Dollar Range of Fund Shares Owned
Jeff Lenamon	$0
Jason Meyerberg	$0
Benjamin Spalding	$0
Nancy Thai	$0

Fund Ownership of Portfolio Managers

Xtrackers Municipal Infrastructure Revenue Bond ETF

Name of Portfolio Manager	Dollar Range of Fund Shares Owned
Jeff Lenamon	$0
Jason Meyerberg	$0
Benjamin Spalding	$0
Nancy Thai	$0

Conflicts of Interest

Xtrackers California Municipal Bond ETF

Other SEC Registered Investment Companies Managed:

Name of Portfolio Manager	Number of Registered Investment Companies	Total Assets of Registered Investment Companies	Number of Investment Company Accounts with Performance Based Fee	Total Assets of Performance Based Fee Accounts
Jeff Lenamon	0	$0	0	$0
Jason Meyerberg	0	$0	0	$0

August 12, 2024

SAISTKR24-23

Name of Portfolio Manager	Number of Registered Investment Companies	Total Assets of Registered Investment Companies	Number of Investment Company Accounts with Performance Based Fee	Total Assets of Performance Based Fee Accounts
Benjamin Spalding	7	$4,390,505,807	0	$0
Nancy Thai	7	$4,390,505,807	0	$0

Other Pooled Investment Vehicles Managed:

Xtrackers California Municipal Bond ETF

Name of Portfolio Manager	Number of Pooled Investment Vehicles	Total Assets of Pooled Investment Vehicles	Number of Pooled Investment Vehicle Accounts with Performance-Based Fee	Total Assets of Performance-Based Fee Accounts
Jeff Lenamon	0	$0	0	$0
Jason Meyerberg	0	$0	0	$0
Benjamin Spalding	0	$0	0	$0
Nancy Thai	0	$0	0	$0

Other Accounts Managed:

Xtrackers California Municipal Bond ETF

Name of Portfolio Manager	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts with Performance-Based Fee	Total Assets of Performance Based Fee Accounts
Jeff Lenamon	0	$0	0	$0
Jason Meyerberg	0	$0	0	$0
Benjamin Spalding	5	$571,198,231	0	$0
Nancy Thai	5	$571,198,231	0	$0

Xtrackers Municipal Infrastructure Revenue Bond ETF

Other SEC Registered Investment Companies Managed:

Name of Portfolio Manager	Number of Registered Investment Companies	Total Assets of Registered Investment Companies	Number of Investment Company Accounts with Performance Based Fee	Total Assets of Performance Based Fee Accounts
Jeff Lenamon	0	$0	0	$0
Jason Meyerberg	0	$0	0	$0
Benjamin Spalding	7	$4,285,064,791	0	$0

August 12, 2024

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Name of Portfolio Manager	Number of Registered Investment Companies	Total Assets of Registered Investment Companies	Number of Investment Company Accounts with Performance Based Fee	Total Assets of Performance Based Fee Accounts
Nancy Thai	7	$4,285,064,791	0	$0

Other Pooled Investment Vehicles Managed:

Xtrackers Municipal Infrastructure Revenue Bond ETF

Name of Portfolio Manager	Number of Pooled Investment Vehicles	Total Assets of Pooled Investment Vehicles	Number of Pooled Investment Vehicle Accounts with Performance-Based Fee	Total Assets of Performance-Based Fee Accounts
Jeff Lenamon	0	$0	0	$0
Jason Meyerberg	0	$0	0	$0
Benjamin Spalding	0	$0	0	$0
Nancy Thai	0	$0	0	$0

Other Accounts Managed:

Xtrackers Municipal Infrastructure Revenue Bond ETF

Name of Portfolio Manager	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts with Performance-Based Fee	Total Assets of Performance Based Fee Accounts
Jeff Lenamon	0	$0	0	$0
Jason Meyerberg	0	$0	0	$0
Benjamin Spalding	5	$571,198,231	0	$0
Nancy Thai	5	$571,198,231	0	$0

Please Retain This Supplement for Future Reference

August 12, 2024

SAISTKR24-23